Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Exchange Rates of Key Currencies	The exchange rates of key currencies were as follows:

(USD equivalent for one)	Closing rate at December 31,		Annual average rate
	2024	2023	2024	2023	2022

Euro (EUR)	1.0389	1.1050	1.0821	1.0814	1.0542
Pound Sterling (GBP)	1.2529	1.2715	1.2782	1.2435	1.2376
Swiss Franc (CHF)	1.1038	1.1933	1.1362	1.1133	1.0486
Japanese Yen (JPY)	0.0064	0.0071	0.0066	0.0071	0.0077
Chinese Yuan (CNY)	0.1370	0.1408	0.1390	0.1413	0.1489

Cash and Cash Equivalents	Cash and cash equivalents as of December 31,
2024 and 2023 were as follows:

(in thousands)	2024	2023

Cash at bank and on hand	$92,705	$87,380
Money market funds	399,917	481,360
Commercial paper	—	9,982
Short-term bank deposits	170,933	89,362
Cash and cash equivalents	$663,555	$668,084

Changes in the Allowance for Credit Losses on Accounts Receivable	The changes in the allowance for credit losses on accounts receivable and loans and other receivables for the years ended
December 31, 2024, 2023 and 2022 are as follows:

(in thousands)	Accounts receivable			Loans and other receivables
	2024	2023	2022	2024	2023	2022

Balance at beginning of year	$17,296	$22,880	$23,124	$53	$10,598	$5,142
Provisions for expected credit losses	4,204	(2,873)	4,483	(5)	5	5,574
Deductions from allowance	(2,148)	(2,378)	(2,685)	—	(10,552)	—
Currency translation adjustments and other	(1,126)	(333)	(2,042)	(4)	2	(118)
Balance at end of year	$18,226	$17,296	$22,880	$44	$53	$10,598

Inventories	Inventories consisted of the following as of December 31, 2024 and 2023:

(in thousands)	2024	2023

Raw materials	$52,770	$91,204
Work in process	72,675	94,736
Finished goods	153,811	212,445
Total inventories, net	$279,256	$398,385
In 2024, $93.5 million of inventory was impaired in connection with the discontinuation of NeuMoDx, further discussed in
Note 6 "Exit Costs and Impairments."